SUBSEQUENT EVENTS (Details Narrative)							1 Months Ended	3 Months Ended
	Sep. 18, 2021 shares	Aug. 26, 2021 shares	Aug. 06, 2021	Jul. 12, 2021 USD ($) $ / shares shares	Apr. 15, 2021 USD ($) shares	Apr. 15, 2021 CNY (¥) shares	Jul. 31, 2021 shares	Dec. 31, 2021 USD ($) shares	Mar. 31, 2021 shares	Sep. 23, 2021 USD ($)	Aug. 27, 2021	Jun. 30, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Subsequent Event [Line Items]
Aggregate number of ordinary shares sold							1,200,000		3,140,740
Stock par value per share | $ / shares												$ 0	$ 0
Equity investment ownership percentage												100.00%
Shareholder deficit | $												$ 12,639,587	$ (7,664,671)
Purchase Agreement [Member] | Bitmain Technologies Limited [Member] | Cryptocurrency [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, purchase of assets					3,000	3,000
Stock issued during period, value, purchase of assets					$ 24,000,000	¥ 157,500,000
Advanced payment | $												$ 6,100,000
Subsequent Event [Member] | Taoping Digital Assets Asia Limited [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired											51.00%
Subsequent Event [Member] | Aral Petroleum Capital LLP [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired											49.00%
Subsequent Event [Member] | Shenzhen Taoping E-Commerce Service Co Ltd [Member]
Subsequent Event [Line Items]
Equity investment ownership percentage										100.00%
Shareholder deficit | $										$ 120,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Aggregate number of ordinary shares sold		144,204
Equity investment ownership percentage		51.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Yunnan Taoping [Member]
Subsequent Event [Line Items]
Business Acquisition, Description of Acquired Entity			the Company entered into a letter of intent (the “LOI”) with the shareholders of Zhenjiang Taoping IoT Technology Limited (“Zhenjiang Taoping”) and the majority shareholder of Yunnan Taoping IoT Limited (“Yunnan Taoping”), respectively, to acquire equity interests and increase its ownership of each two companies to no less than 51%. Currently, TNM owns no shares in Zhenjiang Taoping, and owns about 40% of Yunnan Taoping.
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Investors [Member]
Subsequent Event [Line Items]
Aggregate number of ordinary shares sold				1,200,000
Stock par value per share | $ / shares				$ 0
Purchase price | $ / shares				$ 4.15
Proceeds from financing costs | $				$ 4,730,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Investors [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase ordinary shares				360,000
Warrants exercise price per share | $ / shares				$ 4.56
Warrants and rights outstanding, term				36 months
Subsequent Event [Member] | Equity Transfer Agreement [Member] | Mr.Lin [Member]
Subsequent Event [Line Items]
Ordinary shares issued under business acquisition	612,245
Subsequent Event [Member] | Purchase Agreement [Member] | Bitmain Technologies Limited [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, purchase of assets								60
Stock issued during period, value, purchase of assets | $								$ 800,000
Advanced payment | $								$ 5,300,000